Share-based compensation (Schedule of Share Option Activities) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended				36 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2019
Number of Options
Outstanding, Beginning Balance	2,535,584	2,944,890	5,447,800		5,447,800
Granted	0	17,328	0		0
Forfeited and expired	(2)	(31,044)	(99,344)
Exercised	(134,456)	(395,590)	(2,403,566)
Outstanding, Ending Balance	2,401,126	2,535,584	2,944,890	5,447,800	2,401,126
Exercisable as of December 31, 2019	2,197,930				2,197,930
Fully vested and expected to vest as of December 31, 2019	11,685,220				11,685,220
Weighted Average Exercise Price
Outstanding, Beginning Balance	$ 9.24	$ 8.74	$ 7.78		$ 7.78
Granted		0.01
Forfeited and expired	2.50	7.03	15.36
Exercised	4.51	5.28	6.29
Outstanding, Ending Balance	9.50	$ 9.24	$ 8.74	$ 7.78	9.50
Exercisable as of December 31, 2019	$ 8.53				$ 8.53
Weighted Average Remaining Contractual Life
Outstanding	3 years 4 months 20 days	4 years 5 months 1 day	5 years 3 months 21 days	6 years 4 months 20 days
Exercisable as of December 31, 2019	3 years 2 months 1 day
Aggregate Intrinsic Value
Exercised	$ 3,411	$ 12,293	$ 45,141
Outstanding	48,927	$ 45,620	$ 79,662	$ 43,531	$ 48,927
Exercisable as of December 31, 2019	$ 46,910				$ 46,910